Condensed Consolidated Balance Sheets - USD ($) $ in Millions		Sep. 30, 2017	Dec. 31, 2016		Dec. 31, 2015
Successor
Current assets:
Cash and cash equivalents		$ 1,054	$ 843
Restricted cash		61	95
Trade accounts receivable - net		717	612
Inventories		295	285
Commodity and other derivative contractual assets		182	350
Margin deposits related to commodity contracts		3	213
Other current assets			75
Prepaid expense and other current assets		128	75
Total current assets		2,440	2,473
Restricted cash		650	650
Investments		1,183	1,064
Property, plant and equipment - net		4,746	4,443
Goodwill		1,907	1,907	[1]
Identifiable intangible assets - net		2,849	3,205
Commodity and other derivative contractual assets		129	64
Deferred income taxes			1,122
Accumulated deferred income taxes		913	1,122
Other noncurrent assets		183	239
Total assets		15,000	15,167
Current liabilities:
Long-term debt due currently		44	46
Trade accounts payable		487	479
Commodity and other derivative contractual liabilities		72	359
Margin deposits related to commodity contracts		14	41
Accrued income taxes payable to parent			0
Accrued taxes		55	31
Accrued taxes other than income		105	128
Accrued interest		6	33
Other current liabilities		336	387
Total current liabilities		1,119	1,504
Long-term debt, less amounts due currently		4,540	4,577
Liabilities subject to compromise			0
Commodity and other derivative contractual liabilities		32	2
Deferred income taxes			0
Tax Receivable Agreement obligation		476	596
Asset retirement obligations		1,666	1,671
Other noncurrent liabilities and deferred credits		232	220
Total liabilities		8,065	8,570
Commitments and Contingencies
Total equity:
Common stock		4	4
Additional paid-in-capital		7,755	7,742
Retained deficit		(830)	(1,155)
Accumulated other comprehensive income		6	6
Total equity		6,935	6,597
Total liabilities and equity		$ 15,000	$ 15,167
Predecessor
Current assets:
Cash and cash equivalents					$ 1,400
Restricted cash					519
Trade accounts receivable - net					533
Advances to parent and affiliates of Predecessor					34
Inventories					428
Commodity and other derivative contractual assets					465
Margin deposits related to commodity contracts					6
Other current assets					65
Total current assets					3,450
Restricted cash					507
Advances to parent and affiliates of Predecessor					20
Investments					962
Property, plant and equipment - net					9,349
Goodwill	[1]				152
Identifiable intangible assets - net					1,179
Commodity and other derivative contractual assets					10
Deferred income taxes					0
Other noncurrent assets					29
Total assets					15,658
Current liabilities:
Borrowings under debtor-in-possession credit facility					1,425
Long-term debt due currently					16
Trade accounts payable					394
Trade accounts and other payables to affiliates of Predecessor					120
Commodity and other derivative contractual liabilities					203
Margin deposits related to commodity contracts					152
Accrued income taxes payable to parent					11
Accrued taxes					0
Accrued taxes other than income					98
Accrued interest					120
Other current liabilities					273
Total current liabilities					2,812
Long-term debt, less amounts due currently					3
Liabilities subject to compromise					33,734
Commodity and other derivative contractual liabilities					1
Deferred income taxes					213
Tax Receivable Agreement obligation					0
Asset retirement obligations					764
Other noncurrent liabilities and deferred credits					1,015
Total liabilities					38,542
Commitments and Contingencies
Total equity:
Common stock					0
Additional paid-in-capital					0
Retained deficit					0
Accumulated other comprehensive income					0
Predecessor membership interests					(22,884)
Total equity					(22,884)
Total liabilities and equity					$ 15,658

[1]	At December 31, 2016, all goodwill related to the Retail Electricity segment. Predecessor periods are net of accumulated impairment charges totaling $18.170 billion.